Fresh Start Accounting - Reconciliation of Reorganization Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016
Reorganizations [Abstract]
Enterprise value	$ 954,242	$ 954,242
Plus: Cash, cash equivalents and restricted cash		250,046
Plus: Working capital surplus		712
Plus: Current liabilities	$ 51,688	80,284
Reorganization value of Successor assets		$ 1,285,284